Business Combination and Goodwill	6 Months Ended
Dec. 31, 2024
Business Combination and Goodwill [Abstract]
Business combination and Goodwill

Note 9 — Business combination and Goodwill

On December 2,  2024, the Company through the wholly-owned subsidiary, BVI Sub,  acquired 100% interest in Ace Vision Technology Investment Limited. Ace Vision Group which  is engaged in IT consultancy services in Hong Kong. The acquisition was made as part of the Company’s strategy to improve our technology and consulting services offerings in the market. The purchase consideration of US$800,000, in the form of cash, was paid at the acquisition date.

The fair values of the identifiable assets and liabilities of Ace Vision Group as at the date of acquisition were as follows:

	Fair value recognized on acquisition
	2025
	HKD	US$
Account Receivables	$100,000	$12,874
Cash	88,076	11,339
Accounts payables	(30,000)	(3,862)
Tax payable	(21,703)	(2,794)
Other payables	(27,300)	(3,515)
Foreign exchange difference	-	468
Total identifiable net assets at fair value	$109,073	$14,510
Goodwill	6,101,447	785,490
Purchase consideration settled by cash	$6,210,520	$800,000

There is no impairment of goodwill being recognized during the financial period.